Global Beta ETF Trust
Global Beta Rising Stars ETF
Schedule of Investments
February 28, 2021 (Unaudited)

COMMON STOCKS - 100.3%	Number of Shares	Value
Commercial Electronics - 1.7%
Arlo Technologies, Inc. *	848	$5,902
NCR Corp. *	196	6,813
Viavi Solutions, Inc. *	497	8,044
		20,759
Communications Equipment - 5.8%
ADTRAN, Inc.	596	10,037
Allot Ltd. *^	838	12,193
Ciena Corp. *	166	8,660
Comtech Telecommunications Corp.	723	19,434
Extreme Networks, Inc. *	2,203	20,202
		70,526
Computer Hardware and Storage - 2.4%
Seagate Technology PLC	145	10,618
Western Digital Corp.	265	18,161
		28,779
Consumer Electronics - 0.6%
GoPro, Inc. - Class A *	1,054	7,926
Electronic Components - 5.2%
Applied Optoelectronics, Inc. *	1,300	12,122
Belden, Inc.	101	4,465
II-VI, Inc. *	282	23,773
Knowles Corp. *	246	5,114
Lumentum Holdings, Inc. *	60	5,400
NeoPhotonics Corp. *	1,296	12,455
		63,329
Internet and Data Services - 9.2%
Cars.com, Inc. *	891	10,398
DHI Group, Inc. *	4,556	14,169
EverQuote, Inc. - Class A*	390	19,102
J2 Global, Inc. *	91	10,136
Quotient Technology, Inc. *	1,617	21,700
Spotify Technology SA *^	42	12,910
Switch, Inc. - Class A	845	14,652
TrueCar, Inc. *	1,612	8,737
		111,804
Manufacturing Equipment and Services - 2.5%
Flex Ltd. *	522	9,495
Jabil, Inc.	338	14,592
Plexus Corp. *	81	6,802
		30,889
Other Telecommunications Services - 1.1%
WideOpenWest, Inc. *	944	13,263
Semiconductor Equipment and Services - 9.2%
Advanced Energy Industries, Inc.	43	4,491
Amkor Technology, Inc.	603	14,406
Applied Materials, Inc.	60	7,091
Axcelis Technologies, Inc. *	485	17,882
FormFactor, Inc. *	346	15,698
Ichor Holdings Ltd. *	372	15,907
MKS Instruments, Inc.	35	5,772
Photronics, Inc. *	794	9,457
Ultra Clean Holdings, Inc. *	246	11,409
Veeco Instruments, Inc. *	498	10,707
		112,820
Semiconductor Manufacturing - 6.0%
Ambarella, Inc. *	142	15,974
Broadcom, Inc.	42	19,734
Diodes, Inc. *	128	10,051
Impinj, Inc. *	228	14,585
Intel Corp.	92	5,592
Micron Technology, Inc. *	82	7,505
		73,441
Software - 55.3%
ACI Worldwide, Inc. *	331	12,664
Anaplan, Inc. *	190	12,348
Appian Corp. - Class A *	90	15,471
Avalara, Inc. *	66	10,358
Benefitfocus, Inc. *	680	10,336
Cognyte Software Ltd. *^	94	2,714
Coupa Software, Inc. *	43	14,889
Crowdstrike Holdings, Inc. - Class A *	36	7,776
CyberArk Software Ltd. *^	97	14,243
Datadog, Inc. - Class A *	182	17,365
DocuSign, Inc. *	56	12,693
Domo, Inc. - Class B*	247	15,741
Elastic NV *	78	10,482
Everbridge, Inc. *	104	15,936
HubSpot, Inc. *	35	18,025
InterDigital, Inc.	279	17,680
LivePerson, Inc. *	242	15,880
LiveRamp Holdings, Inc. *	207	13,074
Marin Software, Inc. *	2,706	5,385
Medallia, Inc. *	280	11,304
MongoDB, Inc. - Class A *	67	25,857
NetScout Systems, Inc. *	578	16,311
New Relic, Inc. *	214	13,084
NortonLifeLock, Inc.	288	5,619
Nutanix, Inc. - Class A *	470	14,234
Okta, Inc. - Class A *	46	12,027
Oracle Corp.	81	5,225
PagerDuty, Inc. *	329	14,719
PDF Solutions, Inc. *	372	6,830
Progress Software Corp.	326	13,868
PROS Holdings, Inc. *	192	9,101
Rapid7, Inc. *	65	4,956
RingCentral, Inc. - Class A *	33	12,479
Slack Technologies, Inc. - Class A *	256	10,478
Smartsheet, Inc. - Class A *	300	20,775
Splunk, Inc. *	68	9,725
Sprout Social, Inc. - Class A *	209	14,206
SVMK, Inc. *	639	11,898
Tenable Holdings, Inc. *	487	19,923
Teradata Corp. *	227	9,103
Twilio, Inc. - Class A *	58	22,787
Varonis Systems, Inc. *	87	15,968
Verint Systems, Inc. *	94	4,633
VirnetX Holding Corp.	3,605	25,091
Workiva, Inc. - Class A *	143	14,464
Xperi Holding Corp.	517	10,909
Yext, Inc. *	858	14,517
Zendesk, Inc. *	99	14,468
Zix Corp. *	1,894	13,978
Software - 55.3% (continued)
Zscaler, Inc. *	102	20,913
Zuora, Inc. - Class A *	859	12,825
		675,335
Technology Consulting Services - 1.3%
Cognizant Technology Solutions Corp. - Class A	130	9,552
Perficient, Inc. *	114	6,349
		15,901
TOTAL COMMON STOCKS (Cost $1,171,566)		1,224,772
Money Market Fund - 0.1%
First American Government Obligations Fund - Class X, 0.03% (a)	643	643
TOTAL MONEY MARKET FUND (Cost $643)		643
TOTAL INVESTMENTS - 100.4% (Cost $1,172,209)		1,225,415
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(4,640)
TOTAL NET ASSETS - 100.0%		$1,220,775

^ U.S. Dollar-denominated foreign security.
* Non-income producing security.
(a) 7-day net yield.

The Revere Business Industry Classifications System (RBICS®) was developed by and/or is the exclusive property of FactSet. RBICS is a service mark of FactSet and has been licensed for use by Global Beta Advisors LLC.

Global Beta ETF Trust - Organization and Investment Valuation
1. Organization
Global Beta ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 22, 2019 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three operational exchange traded funds. The Global Beta Smart Income ETF ("GBDV”) is a diversified series of the Trust, and Global Beta Low Beta ETF ("GBLO") and Global Beta Rising Stars ETF ("GBGR") are non-diversified series' of the Trust, (all collectively, the "Funds"), and  pursuant to the 1940 Act. Global Beta Advisors LLC is the investment adviser to the Funds.

GBGR seeks to track the performance (before fees and expenses) of the FactSet Rising Stars Index Index (the “Target Index”). There can be no guarantee that the Fund will achieve its investment objective.

2. Significant Accounting Policies
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services —Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
The net asset value (“NAV”) of each Fund's shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

When calculating the NAV of each Fund's shares, securities held by each Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees” or the “Board”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Target Index. This may adversely affect each Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 - Quoted prices in active markets for identical assets.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value GBGR's investments as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Commercial Electronics	$20,759	$-	$-	$20,759
Communications Equipment	70,526	-	-	70,526
Computer Hardware and Storage	28,779	-	-	28,779
Consumer Electronics	7,926	-	-	7,926
Electronic Components	63,329	-	-	63,329
Internet and Data Services	111,804	-	-	111,804
Manufacturing Equipment and Services	30,889	-	-	30,889
Other Telecommunications Services	13,263	-	-	13,263
Semiconductor Equipment and Services	112,820	-	-	112,820
Semiconductor Manufacturing	73,441	-	-	73,441
Software	675,335	-	-	675,335
Technology Consulting Services	15,901	-	-	15,901
Total Common Stocks	1,224,772	-	-	1,224,772

Short Term Investment
Money Market Fund	643	-	-	643

Total Investments in Securities	$1,225,415	$-	$-	$1,225,415